Leases (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Mar. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Leases
Proceeds from sale and finance leaseback				$ 123,448
Right-of-Use Assets at the beginning of the period				363,035
Additions, net				84,705
Depreciation				(26,951)
Right-of-Use Assets at the end of the period		$ 420,789		420,789
Analysis of lease liabilities
Lease liabilities at the beginning of the period				302,850
Additions, net				58,147
Interest expense on leases (Note 16)		3,530	$ 2,412	6,686	$ 4,826
Payments				(25,390)
Lease liabilities at the end of the period		342,293		342,293
Lease liabilities, current portion		41,758		41,758		$ 30,905
Lease liabilities, non-current portion		300,535		300,535		$ 271,945
GAS-six Ltd
Leases
Proceeds from sale and finance leaseback	$ 123,448
Leaseback bareboat charter period in years	5 years
Additions, net	$ 83,969
Analysis of lease liabilities
Additions, net	$ 57,412
Vessels
Leases
Right-of-Use Assets at the beginning of the period				356,555
Additions, net				83,969
Depreciation				(25,660)
Right-of-Use Assets at the end of the period		414,864		414,864
Vessels' Equipment
Leases
Right-of-Use Assets at the beginning of the period				1,640
Additions, net				718
Depreciation				(665)
Right-of-Use Assets at the end of the period		1,693		1,693
Properties
Leases
Right-of-Use Assets at the beginning of the period				4,823
Additions, net				18
Depreciation				(624)
Right-of-Use Assets at the end of the period		4,217		4,217
Other
Leases
Right-of-Use Assets at the beginning of the period				17
Depreciation				(2)
Right-of-Use Assets at the end of the period		$ 15		$ 15